Note 5 - Derivative Instruments (Details) - Derivative Instruments on the Consolidated Statements of Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Designated as cash flow hedges
Income tax benefit	$ 1		$ 3		$ 1
Net of tax	(3)	[1]	(6)		(3)
Not designated as hedges
Total (losses) gains on derivative instruments, net of tax	(57)		13		19
Cost of Sales [Member] | Cash Flow Hedging [Member]
Designated as cash flow hedges
Natural gas contracts - loss reclassified from OCI to cost of goods sold	(1)		(5)		(6)
Cost of Sales [Member] | Fair Value Hedging [Member]
Not designated as hedges
Natural gas contracts - net value adjustments	2	[2]	(4)	[2]	(4)	[2]
Interest Expense [Member] | Cash Flow Hedging [Member]
Designated as cash flow hedges
Interest rate swaps – gain (loss) reclassified from OCI to interest expense	(3)		(4)		2
Sales [Member] | Fair Value Hedging [Member]
Not designated as hedges
Natural gas contracts - net value adjustments	(90)	[3]	34	[3]	40	[3]
Cash Flow Hedging [Member]
Designated as cash flow hedges
Income tax benefit	1		3		1
Net of tax	(3)		(6)		(3)
Fair Value Hedging [Member]
Not designated as hedges
Income tax benefit (expense)	34		(11)		(14)
Net of tax	$ (54)		$ 19		$ 22

[1]	All amounts are net of income taxes. Amounts in parentheses indicate debits to accumulated other comprehensive loss.
[2]	Excludes losses recorded in cost of goods sold associated with weather derivatives of $5 million for the year ended December 31, 2013, $14 million for the year ended December 31, 2012 and $9 million for the year ended December 31, 2011.
[3]	Associated with the fair value of existing derivative instruments at December 31, 2013, 2012 and 2011.